Borrowings - Schedule of debt (Details) - Credit facilities - Third party banks ¥ in Thousands	Sep. 30, 2023 CNY (¥)
Schedule of debt
Maximum borrowing capacity	¥ 450,000
Debt Instrument, Unused Borrowing Capacity, Amount	¥ 380,000